THE RBB FUND TRUST

First Eagle Global Equity ETF | (Ticker: FEGE)

(the “Fund”)

Supplement dated October 14, 2025

to the Prospectus, Summary Prospectus, and Statement of Additional Information (“SAI”),

each dated December 13, 2024, as supplemented

This supplement serves as notification of, and provides information regarding, certain changes to the Fund.

1.       Change in Portfolio Managers for the Fund

Effective as of October 9, 2025, Matthew McLennan, Manish Gupta, Julien Albertini, and Adrian Jones will serve as portfolio managers to the Fund. Kimball Brooker, Jr. will transition to the role of Senior Research Advisor at First Eagle Investment Management, LLC, the investment adviser to the Fund, and will provide continued support to the investment process of the Fund. In addition, Mr. Albertini serves as Deputy Head of the First Eagle Global Value Team.

Investors should retain this supplement for future reference

THE RBB FUND TRUST

First Eagle Overseas Equity ETF | (Ticker: FEOE)

(the “Fund”)

Supplement dated October 14, 2025

to the Prospectus, Summary Prospectus, and Statement of Additional Information (“SAI”),

each dated December 13, 2024, as supplemented

This supplement serves as notification of, and provides information regarding, certain changes to the Fund.

1.       Change in Portfolio Managers for the Fund

Effective as of October 9, 2025, Matthew McLennan, Alan Barr, Christian Heck, and Adrian Jones will serve as portfolio managers to the Fund. Kimball Brooker, Jr. will transition to the role of Senior Research Advisor at First Eagle Investment Management, LLC, the investment adviser to the Fund, and will provide continued support to the investment process of the Fund. In addition, Mr. Heck serves as Deputy Head of the First Eagle Global Value Team.

Investors should retain this supplement for future reference